Acquisitions - Additional Information (Details) - Nov. 03, 2025 - Comvest Credit Partners Acquisition $ in Millions, $ in Millions	CAD ($)	USD ($)	USD ($)
Disclosure of detailed information about business combination [line items]
Percentage of partnership interests	75.00%		75.00%
Cash partnership interests	$ 1,306		$ 938
Increase (decrease) in working capital	22	$ 16
Inventory recognised as of acquisition date	$ 17,500